UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5567

MFS INTERMEDIATE HIGH INCOME FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2017

MFS® INTERMEDIATE HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

8/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 130.6%
Aerospace - 2.1%
Dae Funding LLC, 5%, 8/01/2024 (n)	$330,000	$337,425
KLX, Inc., 5.875%, 12/01/2022 (n)	350,000	367,063
TransDigm, Inc., 6%, 7/15/2022	55,000	56,925
TransDigm, Inc., 6.5%, 7/15/2024	265,000	275,238
TransDigm, Inc., 6.375%, 6/15/2026	140,000	144,025

		$1,180,676
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, 5.933%, 12/10/2049	$275,000	$17,188

Automotive - 2.6%
Allison Transmission, Inc., 5%, 10/01/2024 (n)	$300,000	$309,000
Gates Global LLC, 6%, 7/15/2022 (n)	280,000	286,944
IHO Verwaltungs GmbH, 4.75%, 9/15/2026 (n)	400,000	404,000
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	300,000	315,975
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	150,000	157,313

		$1,473,232
Broadcasting - 4.1%
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	$85,000	$86,913
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	305,000	314,150
E. W. Scripps Co., 5.125%, 5/15/2025 (n)	230,000	232,875
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029	250,000	277,500
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030	70,000	77,875
Match Group, Inc., 6.375%, 6/01/2024	245,000	266,131
Netflix, Inc., 5.875%, 2/15/2025	460,000	497,950
Netflix, Inc., 4.375%, 11/15/2026 (n)	125,000	121,875
WMG Acquisition Corp., 5%, 8/01/2023 (z)	65,000	67,113
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)	330,000	338,250

		$2,280,632
Building - 6.1%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)	$240,000	$252,300
Allegion PLC, 5.875%, 9/15/2023	117,000	125,483
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	380,000	391,636
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	290,000	307,400
Gibraltar Industries, Inc., 6.25%, 2/01/2021	250,000	257,688
HD Supply, Inc., 5.75%, 4/15/2024 (n)	330,000	353,925
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (z)	280,000	302,400
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	280,000	296,800
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	380,000	397,100
Standard Industries, Inc., 6%, 10/15/2025 (n)	180,000	193,500
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	400,000	419,000
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (n)	85,000	86,700

		$3,383,932
Business Services - 3.6%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)	$340,000	$349,350
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)	110,000	112,475
Ascend Learning LLC, 6.875%, 8/01/2025 (z)	140,000	145,600
CDK Global, Inc., 4.875%, 6/01/2027 (n)	300,000	304,500
Equinix, Inc., 4.875%, 4/01/2020	190,000	194,929
Equinix, Inc., 5.375%, 1/01/2022	70,000	73,325

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Business Services - continued
Equinix, Inc., 5.375%, 4/01/2023	$240,000	$250,200
Equinix, Inc., 5.75%, 1/01/2025	40,000	43,000
First Data Corp., 5%, 1/15/2024 (n)	510,000	531,032

		$2,004,411
Cable TV - 9.5%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$480,000	$507,600
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)	200,000	211,625
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	600,000	627,678
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	425,000	445,846
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	80,000	83,400
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	175,000	185,008
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)	192,000	196,378
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	400,000	417,500
DISH DBS Corp., 5%, 3/15/2023	190,000	196,232
DISH DBS Corp., 5.875%, 11/15/2024	310,000	334,413
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	100,000	83,500
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	65,000	69,976
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)	125,000	128,750
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)	325,000	351,091
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	165,000	174,422
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	225,000	232,875
Videotron Ltd., 5.375%, 6/15/2024 (n)	80,000	85,300
Videotron Ltd., 5.125%, 4/15/2027 (n)	350,000	360,500
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	200,000	206,000
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	400,000	414,500

		$5,312,594
Chemicals - 3.1%
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)	$300,000	$306,750
Chemours Co., 6.625%, 5/15/2023	165,000	175,106
Chemours Co., 7%, 5/15/2025	65,000	71,663
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	200,000	208,000
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	381,000	428,625
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	245,000	256,638
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	245,000	266,438

		$1,713,220
Computer Software - 2.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)	$235,000	$262,533
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)	235,000	246,386
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)	300,000	313,125
VeriSign, Inc., 4.75%, 7/15/2027 (z)	85,000	86,479
VeriSign, Inc., 4.625%, 5/01/2023	330,000	339,488
VeriSign, Inc., 5.25%, 4/01/2025	60,000	64,200

		$1,312,211
Computer Software - Systems - 2.8%
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	$125,000	$137,031
CDW LLC/CDW Finance Corp., 5%, 9/01/2025	65,000	67,763
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)	325,000	331,500
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	415,000	426,931
SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	245,000	257,250
Western Digital Corp., 10.5%, 4/01/2024	290,000	344,375

		$1,564,850

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - 3.9%
Amsted Industries Co., 5%, 3/15/2022 (n)	$495,000	$512,325
EnerSys, 5%, 4/30/2023 (n)	510,000	524,663
Enpro Industries, Inc., 5.875%, 9/15/2022 (n)	45,000	46,913
Enpro Industries, Inc., 5.875%, 9/15/2022	330,000	344,025
Entegris, Inc., 6%, 4/01/2022 (n)	395,000	411,788
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)	310,000	320,075

		$2,159,789
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$135,000	$33,143

Consumer Products - 1.3%
NBTY, Inc., 7.625%, 5/15/2021 (n)	$230,000	$245,525
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	260,000	267,800
Spectrum Brands, Inc., 6.125%, 12/15/2024	40,000	42,900
Spectrum Brands, Inc., 5.75%, 7/15/2025	185,000	196,794

		$753,019
Consumer Services - 2.9%
ADT Corp., 6.25%, 10/15/2021	$330,000	$358,727
Interval Acquisition Corp., 5.625%, 4/15/2023	525,000	540,750
Monitronics International, Inc., 9.125%, 4/01/2020	265,000	222,931
Service Corp. International, 5.375%, 5/15/2024	190,000	202,113
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)	280,000	287,700

		$1,612,221
Containers - 5.9%
Berry Global Group, Inc., 5.5%, 5/15/2022	$335,000	$347,563
Berry Global Group, Inc., 6%, 10/15/2022	165,000	174,694
Crown American LLC, 4.5%, 1/15/2023	326,000	341,485
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	150,000	150,750
Multi-Color Corp., 6.125%, 12/01/2022 (n)	402,000	420,090
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	431,000	445,008
Reynolds Group, 5.75%, 10/15/2020	130,000	132,423
Reynolds Group, 5.125%, 7/15/2023 (n)	180,000	187,594
Reynolds Group, 7%, 7/15/2024 (n)	155,000	166,044
Sealed Air Corp., 4.875%, 12/01/2022 (n)	335,000	352,588
Sealed Air Corp., 5.125%, 12/01/2024 (n)	95,000	100,938
Sealed Air Corp., 5.5%, 9/15/2025 (n)	50,000	54,375
Signode Industrial Group, 6.375%, 5/01/2022 (n)	220,000	227,150
Silgan Holdings, Inc., 5.5%, 2/01/2022	20,000	20,550
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)	165,000	169,125

		$3,290,377
Electrical Equipment - 0.7%
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)	$95,000	$99,038
CommScope Technologies LLC, 5%, 3/15/2027 (n)	275,000	274,051

		$373,089
Electronics - 0.8%
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	$155,000	$168,950
Sensata Technologies B.V., 5%, 10/01/2025 (n)	260,000	272,350

		$441,300

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - 8.5%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)	$385,000	$412,913
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	425,000	412,250
Consol Energy, Inc., 5.875%, 4/15/2022	160,000	160,000
Consol Energy, Inc., 8%, 4/01/2023	235,000	247,925
Continental Resources, Inc., 4.5%, 4/15/2023	480,000	472,800
Diamondback Energy, Inc., 5.375%, 5/31/2025	330,000	339,075
Gulfport Energy Corp., 6%, 10/15/2024 (n)	230,000	225,400
Gulfport Energy Corp., 6.375%, 5/15/2025 (n)	185,000	181,994
Laredo Petroleum, Inc., 6.25%, 3/15/2023	375,000	383,438
PDC Energy, Inc., 6.125%, 9/15/2024 (n)	380,000	389,500
QEP Resources, Inc., 5.25%, 5/01/2023	150,000	142,500
Rice Energy, Inc., 7.25%, 5/01/2023	195,000	208,406
Seven Generations Energy, 8.25%, 5/15/2020 (n)	155,000	161,200
Seven Generations Energy, 6.75%, 5/01/2023 (z)	275,000	286,344
SM Energy Co., 6.75%, 9/15/2026	400,000	377,000
Whiting Petroleum Corp., 6.25%, 4/01/2023	330,000	306,075

		$4,706,820
Entertainment - 2.3%
Cedar Fair LP, 5.375%, 6/01/2024	$95,000	$100,225
Cedar Fair LP, 5.375%, 4/15/2027 (n)	165,000	173,250
Cinemark USA, Inc., 5.125%, 12/15/2022	165,000	169,785
Cinemark USA, Inc., 4.875%, 6/01/2023	255,000	254,363
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	565,000	569,972

		$1,267,595
Financial Institutions - 4.2%
Aircastle Ltd., 5.125%, 3/15/2021	$85,000	$90,100
Aircastle Ltd., 5.5%, 2/15/2022	295,000	321,550
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	175,000	175,219
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	520,000	532,025
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021	120,000	122,443
Navient Corp., 7.25%, 1/25/2022	375,000	409,688
Navient Corp., 7.25%, 9/25/2023	90,000	97,614
Navient Corp., 6.125%, 3/25/2024	82,000	83,640
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)	480,000	499,200

		$2,331,479
Food & Beverages - 3.7%
Aramark Services, Inc., 4.75%, 6/01/2026	$220,000	$230,516
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)	315,000	329,175
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	415,000	420,188
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)	175,000	180,469
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)	120,000	124,518
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024	340,000	363,375
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)	370,000	385,263

		$2,033,504
Forest & Paper Products - 0.1%
Appvion, Inc., 9%, 6/01/2020 (n)	$87,000	$45,893

Gaming & Lodging - 3.3%
CCM Merger, Inc., 6%, 3/15/2022 (n)	$245,000	$254,800
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	340,000	368,050
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	40,000	43,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - continued
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025	$250,000	$261,225
MGM Resorts International, 6.625%, 12/15/2021	180,000	202,050
MGM Resorts International, 6%, 3/15/2023	225,000	248,625
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	305,000	310,338
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	165,000	169,950

		$1,858,438
Industrial - 0.6%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)	$305,000	$315,431

Insurance - Health - 0.7%
Centene Corp., 5.625%, 2/15/2021	$115,000	$119,600
Centene Corp., 6.125%, 2/15/2024	235,000	252,919

		$372,519
Machinery & Tools - 1.6%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$265,000	$283,847
CNH Industrial Capital LLC, 4.375%, 11/06/2020	395,000	411,788
CNH Industrial N.V., 4.5%, 8/15/2023	185,000	194,944

		$890,579
Major Banks - 1.9%
Bank of America Corp., FLR, 6.1%, (U.S. LIBOR-3mo. + 3.898%) 12/29/2049	$280,000	$306,950
JPMorgan Chase & Co., 6% to 8/01/2023, FLR (U.S. LIBOR-3mo. + 3.3%) to 12/29/2049	280,000	303,100
UBS Group AG, 6.875% to 8/07/2025, FLR to 12/29/2049	400,000	438,500

		$1,048,550
Medical & Health Technology & Services - 9.5%
AmSurg Corp., 5.625%, 7/15/2022	$265,000	$275,600
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	290,000	240,338
DaVita, Inc., 5.125%, 7/15/2024	125,000	127,578
DaVita, Inc., 5%, 5/01/2025	285,000	288,933
HCA, Inc., 7.5%, 2/15/2022	405,000	466,763
HCA, Inc., 5.875%, 3/15/2022	420,000	465,318
HCA, Inc., 5%, 3/15/2024	395,000	419,688
HCA, Inc., 5.375%, 2/01/2025	385,000	406,175
HCA, Inc., 5.875%, 2/15/2026	130,000	140,238
HealthSouth Corp., 5.125%, 3/15/2023	340,000	347,650
HealthSouth Corp., 5.75%, 11/01/2024	175,000	180,250
MEDNAX, Inc., 5.25%, 12/01/2023 (n)	210,000	217,350
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)	200,000	209,500
Quorum Health Corp., 11.625%, 4/15/2023	220,000	194,150
Tenet Healthcare Corp., 8%, 8/01/2020	160,000	162,352
Tenet Healthcare Corp., 8.125%, 4/01/2022	385,000	404,250
THC Escrow Corp. III, 5.125%, 5/01/2025 (n)	230,000	231,426
Universal Health Services, Inc., 7.625%, 8/15/2020	315,000	319,725
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (z)	170,000	169,363

		$5,266,647
Medical Equipment - 1.1%
Hologic, Inc., 5.25%, 7/15/2022 (n)	$250,000	$263,200
Teleflex, Inc., 5.25%, 6/15/2024	225,000	236,250
Teleflex, Inc., 4.875%, 6/01/2026	105,000	108,150

		$607,600

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - 6.7%
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)	$145,000	$149,259
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)	200,000	205,500
Freeport-McMoRan, Inc., 6.5%, 11/15/2020	30,000	30,675
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	533,000	577,639
Freeport-McMoRan, Inc., 3.875%, 3/15/2023	195,000	193,050
GrafTech International Co., 6.375%, 11/15/2020	210,000	194,775
Kaiser Aluminum Corp., 5.875%, 5/15/2024	315,000	337,050
Kinross Gold Corp., 4.5%, 7/15/2027 (n)	230,000	230,000
Kinross Gold Corp., 5.125%, 9/01/2021	70,000	74,383
Kinross Gold Corp., 5.95%, 3/15/2024	215,000	236,500
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	165,000	172,219
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	150,000	163,500
Novelis Corp., 5.875%, 9/30/2026 (z)	355,000	370,088
Steel Dynamics, Inc., 5.125%, 10/01/2021	100,000	102,620
Steel Dynamics, Inc., 5.25%, 4/15/2023	160,000	165,600
Steel Dynamics, Inc., 5.5%, 10/01/2024	195,000	209,381
Suncoke Energy, Inc., 7.625%, 8/01/2019	29,000	28,928
TMS International Corp., 7.25%, 8/15/2025 (z)	260,000	262,600

		$3,703,767
Midstream - 5.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	$405,000	$416,138
DCP Midstream LP, 4.95%, 4/01/2022	120,000	123,900
DCP Midstream LP, 5.6%, 4/01/2044	65,000	60,450
DCP Midstream LP, 3.875%, 3/15/2023	150,000	146,063
Energy Transfer Equity LP, 7.5%, 10/15/2020	390,000	440,213
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	355,000	456,894
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	200,000	216,520
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	450,000	497,359
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	240,000	242,700
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	140,000	143,150
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)	470,000	486,450

		$3,229,837
Network & Telecom - 2.5%
CenturyLink, Inc., 6.45%, 6/15/2021	$140,000	$146,475
CenturyLink, Inc., 7.65%, 3/15/2042	170,000	149,600
Telecom Italia Capital, 6%, 9/30/2034	70,000	77,350
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	450,000	487,125
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025	165,000	177,324
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)	315,000	334,287

		$1,372,161
Oil Services - 1.1%
Bristow Group, Inc., 6.25%, 10/15/2022	$183,000	$113,918
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039	335,000	256,275
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)	280,000	259,000

		$629,193
Oils - 1.0%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$200,000	$213,500
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	370,000	373,700

		$587,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 0.5%
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR to 8/29/2049 (n)	$225,000	$269,399

Pharmaceuticals - 1.3%
Endo Finance Co., 5.75%, 1/15/2022 (z)	$200,000	$179,000
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	295,000	290,575
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	270,000	269,325

		$738,900
Precious Metals & Minerals - 0.7%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$390,000	$396,825

Printing & Publishing - 1.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$440,000	$455,400
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	260,000	270,075

		$725,475
Real Estate - Healthcare - 1.1%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	$320,000	$331,600
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026	275,000	285,313

		$616,913
Real Estate - Other - 2.5%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027 (z)	$80,000	$84,600
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)	350,000	365,750
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	315,000	325,449
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	355,000	368,313
Starwood Property Trust, Inc., 5%, 12/15/2021	255,000	264,244

		$1,408,356
Restaurants - 0.5%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)	$250,000	$263,438

Retailers - 1.9%
Dollar Tree, Inc., 5.75%, 3/01/2023	$360,000	$379,800
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)	90,000	93,600
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)	280,000	291,200
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	275,000	280,847

		$1,045,447
Specialty Chemicals - 2.1%
A Schulman, Inc., 6.875%, 6/01/2023	$370,000	$382,025
Koppers, Inc., 6%, 2/15/2025 (n)	315,000	333,900
Univar USA, Inc., 6.75%, 7/15/2023 (n)	430,000	447,200

		$1,163,125
Specialty Stores - 1.1%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$320,000	$260,800
Group 1 Automotive, Inc., 5%, 6/01/2022	360,000	368,100

		$628,900
Supermarkets - 0.7%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024	$400,000	$381,800

Telecommunications - Wireless - 5.9%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)	$200,000	$212,250
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)	200,000	216,440

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	$200,000	$177,750
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	225,000	215,719
SFR Group S.A., 7.375%, 5/01/2026 (n)	450,000	486,009
Sprint Capital Corp., 6.875%, 11/15/2028	285,000	313,500
Sprint Corp., 7.875%, 9/15/2023	250,000	285,658
Sprint Corp., 7.125%, 6/15/2024	410,000	451,000
Sprint Nextel Corp., 6%, 11/15/2022	170,000	180,838
T-Mobile USA, Inc., 6.125%, 1/15/2022	35,000	36,488
T-Mobile USA, Inc., 6.5%, 1/15/2024	95,000	101,413
T-Mobile USA, Inc., 5.125%, 4/15/2025	195,000	204,809
T-Mobile USA, Inc., 6.5%, 1/15/2026	195,000	215,963
T-Mobile USA, Inc., 5.375%, 4/15/2027	165,000	177,012

		$3,274,849
Telephone Services - 0.9%
Level 3 Financing, Inc., 5.375%, 1/15/2024	$130,000	$132,886
Level 3 Financing, Inc., 5.375%, 5/01/2025	350,000	359,625

		$492,511
Transportation - Services - 0.7%
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	$165,000	$134,063
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022	110,000	107,388
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	200,000	162,000

		$403,451
Utilities - Electric Power - 2.9%
Calpine Corp., 5.5%, 2/01/2024	$260,000	$241,150
Calpine Corp., 5.75%, 1/15/2025	180,000	165,096
Covanta Holding Corp., 6.375%, 10/01/2022	70,000	71,925
Covanta Holding Corp., 5.875%, 3/01/2024	235,000	235,000
Covanta Holding Corp., 5.875%, 7/01/2025	205,000	203,463
NRG Energy, Inc., 6.625%, 3/15/2023	330,000	341,550
NRG Energy, Inc., 7.25%, 5/15/2026	245,000	262,763
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	110,000	115,225

		$1,636,172
Total Bonds		$72,618,658

Floating Rate Loans (g)(r) - 2.3%
Building - 0.4%
ABC Supply Co., Inc., Term Loan B, 3.74%, 10/31/2023	$223,547	$223,710

Computer Software - Systems - 0.3%
CDW LLC, Term Loan B, 3.3%, 8/17/2023	$93,258	$93,496
Sabre Global, Inc., Term Loan B, 3.49%, 2/22/2024	71,839	72,041

		$165,537
Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.49%, 4/30/2021	$95,773	$96,092

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.31%, 6/23/2022	$67,782	$68,003

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Entertainment - 0.3%
Cedar Fair LP, Term Loan B, 3.49%, 4/13/2024	$77,758	$78,205
Six Flags Theme Parks, Inc., Term Loan B, 3.24%, 6/30/2022	72,200	72,426

		$150,631
Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B2, 3.23%, 10/25/2023	$122,068	$122,456

Medical & Health Technology & Services - 0.3%
DaVita HealthCare Partners, Inc., Term Loan B, 3.99%, 6/24/2021	$162,904	$163,776

Printing & Publishing - 0.2%
CBS Outdoor Americas Capital LLC, Term Loan B, 3.48%, 3/16/2024	$106,580	$107,135

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co. LP, Term Loan B1, 3.49%, 5/03/2020	$196,164	$195,858
Total Floating Rate Loans		$1,293,198

Common Stocks - 0.3%
Oil Services - 0.3%
LTRI Holdings LP (a)(u)	200	$177,884

Investment Companies (h) - 4.5%
Money Market Funds - 4.5%
MFS Institutional Money Market Portfolio, 1.11% (v)	2,492,463	$2,492,463

Other Assets, Less Liabilities - (37.7)%		(20,971,400)
Net Assets - 100.0%		$55,610,803

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $2,492,463 and $74,089,740, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $33,424,056, representing 60.1% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ascend Learning LLC, 6.875%, 8/01/2025	6/28/17-6/29/17	$142,372	$145,600
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027	6/22/17-6/23/17	83,350	84,600
Endo Finance Co., 5.75%, 1/15/2022	8/15/17	178,656	179,000
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022	3/09/17-4/10/17	293,588	302,400
Novelis Corp., 5.875%, 9/30/2026	5/12/17-5/24/17	367,743	370,088
Seven Generations Energy, 6.75%, 5/01/2023	4/20/17-4/27/17	290,330	286,344

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
TMS International Corp., 7.25%, 8/15/2025	8/09/17-8/25/17	$260,750	$262,600
VeriSign, Inc., 4.75%, 7/15/2027	6/29/17	85,000	86,479
WMG Acquisition Corp., 5%, 8/01/2023	5/11/17-5/12/17	66,485	67,113
West Street Merger Sub, Inc., 6.375%, 9/01/2025	8/10/17-8/24/17	170,075	169,363
Total Restricted Securities			$1,953,587
% of Net assets			3.5%

The following abbreviations are used in this report and are defined:

FLR	Floating rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 8/31/17

Forward Foreign Currency Exchange Contracts at 8/31/17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
Asset Derivatives
EUR	155,183	USD	182,156	Brown Brothers Harriman	10/13/2017	$2,599

Liability Derivatives
USD	157,614	EUR	186,377	JPMorgan Chase Bank N.A.	10/13/2017	$(1,638)

Futures Contracts at 8/31/17

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	9	$1,142,859	December - 2017	$(2,420)

At August 31, 2017, the fund had cash collateral of $10,350 to cover any collateral or margin obligations for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$—	$177,884	$177,884
U.S. Corporate Bonds	—	61,538,652	—	61,538,652
Commercial Mortgage-Backed Securities	—	17,188	—	17,188
Foreign Bonds	—	11,062,818	—	11,062,818
Floating Rate Loans	—	1,293,198	—	1,293,198
Mutual Funds	2,492,463	—	—	2,492,463
Total	$2,492,463	$73,911,856	$177,884	$76,582,203

Other Financial Instruments
Futures Contracts - Liabilities	$(2,420)	$—	$—	$(2,420)
Forward Foreign Currency Exchange Contracts - Assets	—	2,599	—	2,599
Forward Foreign Currency Exchange Contracts - Liabilities	—	(1,638)	—	(1,638)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/16	$—
Received as part of a corporate action	177,884
Balance as of 8/31/17	$177,884

At August 31, 2017, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$75,165,856
Gross unrealized appreciation	2,391,822
Gross unrealized depreciation	(975,475)
Net unrealized appreciation (depreciation)	$1,416,347

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Affiliated Issuer		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		1,760,699	17,101,310	(16,369,546)	2,492,463

Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(109)	$67	$—	$10,828	$2,492,463

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE HIGH INCOME FUND

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 17, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2017

*	Print name and title of each signing officer under his or her signature.